Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash		$ 21,285	$ 18,643
Restricted cash		2,083	275
Notes receivable		4,885	4,175
Accounts receivable, net		89,110	80,621
Prepayments and other current assets, net		18,292	17,934
Due from related parties		42	50
Total Current Assets		135,697	121,698
Property and equipment, net		40,265	47,281
Intangible assets, net		6,711	7,527
Operating lease right-of-use assets, net		27,880	29,910
Long-term investments		2,040	2,142
Deposit for investment		14,358	15,685
Deferred tax assets		3,587	5,224
Deferred issuance costs		81
Other non-current assets		14,640	14,742
Total Assets		245,259	244,209
Current Liabilities
Notes payable		2,046
Accounts payable		57,048	54,091
Short-term bank loans		47,655	45,956
Due to related parties		2,414	1,877
Salary and welfare payables		3,241	4,559
Accrued expenses and other current liabilities		6,551	7,854
Operating lease liabilities, current		9,634	8,126
Tax payables		2,207	2,889
Total Current Liabilities		130,796	125,352
Operating lease liabilities, non-current		17,507	21,485
Other non-current liabilities		1,870	1,474
Total Liabilities		150,173	148,311
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		75,575	75,575
Statutory reserves		3,974	3,430
Retained earnings		17,275	10,032
Accumulated other comprehensive income (loss)		(5,609)	2,548
Total Shengfeng Development Limited’s Shareholders’ Equity		91,223	91,593
Non-controlling Interests		3,863	4,305
Total Shareholders’ Equity		95,086	95,898
Total Liabilities and Shareholders’ Equity		245,259	244,209
Class A Ordinary Share
Shareholders’ Equity
Ordinary share value	[1]	4	4
Class B Ordinary Share
Shareholders’ Equity
Ordinary share value	[1]	$ 4	$ 4

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.